Equity - Non-controlling interests financial information (Details)		12 Months Ended
	Nov. 05, 2009 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Non-current assets		$ 721,809,000		$ 671,019,000
Current assets		1,036,961,000		1,286,821,000
Non-current liabilities		394,882,000		522,530,000
Current liabilities		494,002,000		678,497,000
CONSOLIDATED INCOME STATEMENTS
Sales		1,650,034,000		2,597,916,000	$ 1,778,908,000
Operating profit		196,940,000		660,547,000	31,386,000
Profit before taxes		156,018,000		591,811,000	(119,936,000)
Total Profit (Loss) for the year		98,478,000		443,828,000	(115,374,000)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash flows from operating activities		178,372,000		405,018,000	(1,341,000)
Cash flows from investing activities		(81,806,000)		(51,774,000)	(23,848,000)
Cash flows from financing activities		(282,147,000)		(140,458,000)	10,452,000
Exchange differences on cash and cash equivalents in foreign currencies		287,000		(6,506,000)	(157,000)
Beginning balance of cash and cash equivalents		317,935,000		114,391,000
Ending balance of cash and cash equivalents		136,470,000		317,935,000	114,391,000
Non-controlling interests		$ 121,825,000		106,751,000
Quebec Silicon General Partner
CONSOLIDATED STATEMENTS OF CASH FLOWS
Additional cost per operating agreement			$ 250
Proportion of ownership interest in subsidiary		51.00%	51.00%
WVA Manufacturing, LLC
CONSOLIDATED STATEMENTS OF CASH FLOWS
Additional cost per operating agreement	$ 100
WVA Manufacturing, LLC | Globe Specialty Metals Inc
CONSOLIDATED STATEMENTS OF CASH FLOWS
Non-controlling interests		$ 68,020,000		62,630,000
Production output sold (as a percentage)	51.00%
WVA Manufacturing, LLC | Globe Specialty Metals Inc | Noncontrolling interests
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Non-current assets		87,698,000		78,992,000	83,176,000
Current assets		71,329,000		86,847,000	73,883,000
Non-current liabilities		6,660,000		7,108,000	8,654,000
Current liabilities		26,770,000		53,680,000	43,577,000
CONSOLIDATED INCOME STATEMENTS
Sales		211,118,000		187,854,000	165,660,000
Operating profit		13,513,000		8,306,000	(4,871,000)
Profit before taxes		13,513,000		8,155,000	(5,062,000)
Total Profit (Loss) for the year		5,466,000		3,075,000	(3,362,000)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash flows from operating activities		18,712,000		(5,934,000)	11,981,000
Cash flows from investing activities		(13,107,000)		(8,304,000)	(3,893,000)
Beginning balance of cash and cash equivalents		21,122,000		35,360,000	27,272,000
Ending balance of cash and cash equivalents		26,727,000		21,122,000	35,360,000
WVA Manufacturing, LLC | Dow Corning Corporation [Member]
CONSOLIDATED STATEMENTS OF CASH FLOWS
Production output sold (as a percentage)	49.00%
WVA Manufacturing, LLC | Dow Corning Corporation [Member] | Globe Specialty Metals Inc
CONSOLIDATED STATEMENTS OF CASH FLOWS
Membership interest sold (as a percentage)	49.00%
Quebec Silicon Limited Partnership [Member] | Globe Specialty Metals Inc
CONSOLIDATED STATEMENTS OF CASH FLOWS
Non-controlling interests		$ 50,786,000		39,023,000
Production output sold (as a percentage)		51.00%	51.00%
Quebec Silicon Limited Partnership [Member] | Globe Specialty Metals Inc | Noncontrolling interests
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Non-current assets		$ 39,543,000		64,291,000	63,088,000
Current assets		68,073,000		53,830,000	46,186,000
Non-current liabilities		11,908,000		18,719,000	19,005,000
Current liabilities		26,378,000		21,201,000	14,671,000
CONSOLIDATED INCOME STATEMENTS
Sales		148,313,000		102,865,000	89,446,000
Operating profit		22,151,000		2,897,000	2,093,000
Profit before taxes		21,561,000		2,195,000	1,237,000
Total Profit (Loss) for the year		10,679,000		1,015,000	613,000
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash flows from operating activities		31,000,000		(10,037,000)	8,997,000
Cash flows from investing activities		(6,725,000)		(1,525,000)	(4,956,000)
Cash flows from financing activities				905,000
Exchange differences on cash and cash equivalents in foreign currencies				10,000	31,000
Beginning balance of cash and cash equivalents		5,949,000		16,596,000	12,524,000
Ending balance of cash and cash equivalents		$ 30,224,000		$ 5,949,000	$ 16,596,000
Quebec Silicon Limited Partnership [Member] | Dow Corning Corporation [Member]
CONSOLIDATED STATEMENTS OF CASH FLOWS
Production output sold (as a percentage)		49.00%	49.00%